Cover Page Cover Page	Sep. 03, 2019
Cover page.
Document Type	8-K/A
Document Period End Date	Sep. 03, 2019
Entity Registrant Name	PACIFIC PREMIER BANCORP INC
Entity Central Index Key	0001028918
Amendment Flag	true
Entity Incorporation, State or Country Code	DE
Entity File Number	0-22193
Entity Tax Identification Number	33-0743196
Entity Address, Address Line One	17901 Von Karman Avenue
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	949
Local Phone Number	864-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PPBI
Security Exchange Name	NASDAQ
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A (this "Amendment") amends Pacific Premier Bancorp, Inc.’s Current Report on Form 8-K originally filed with the Securities and Exchange Commission on September 3, 2019 (the "Original Filing"). The sole purpose of this Amendment is to add Inline eXtensible Business Reporting Language tagging to the cover page of this Form 8-K/A. No other changes have been made to the Original Filing.